Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and all of its subsidiaries. The Company consolidates companies in which it has controlling interest over 50%. All significant intercompany accounts, transactions and cash flows have been eliminated on consolidation.

Cash and cash equivalents
(b)	Cash and cash equivalents

Cash and cash equivalents include all cash balances and certificates of deposit having a maturity date of three months or less upon acquisition. As of December 31, 2018 and 2017, the Company had the cash and cash equivalents of $62,919 and $165,173, respectively.

Short-term investments
(c)	Short-term investments

All highly liquid investments with original maturities of greater than three months and less than 12 months are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are also included in short-term investments. As of December 31, 2018, the balance of short-term investments consisted of time deposits held in commercial banks of $39,359 (2017: nil) and investments in money market funds of $7,593 (2017: nil), which were structured products guaranteed to have a range of interest yield.

Long term investments
(d)	Long term investments

Long term investments include certificates of deposit having a maturity date of exceeding twelve months upon acquisition. As of December 31, 2018, the Company had long term investments of $2,204 (2017: $2,319).

Real estate properties under development, net
(e)	Real estate properties under development, net

Real estate properties under development, net are stated at the lower of carrying amounts or fair value less selling costs.

In accordance with ASC 360, “Property, Plant and Equipment” (“ASC 360”), real estate properties under development are subject to valuation adjustments when the carrying amount exceeds fair value. An impairment loss is recognized only if the carrying amount of the assets is not recoverable. An asset is not recoverable if the carrying amount exceeds the expected future cash flows to be derived from the asset on an undiscounted basis. The impairment loss is measured as the amount by which the asset’s carrying amount exceeds its fair value.

All land in PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchased in the PRC is considered to be leasehold land and is classified as real estate properties under development, net in the consolidated balance sheet. The buildings and land use rights included in real estate properties under development have not been depreciated since June 1, 2016.

Property, plant and equipment, net
(f)	Property, plant and equipment, net

Property, plant and equipment are recorded at cost and include interest on funds borrowed to finance construction, if applicable. The cost of major improvements and betterments is capitalized whereas the cost of maintenance and repairs is expensed in the year incurred. Gains and losses from the disposal of property, plant and equipment and land use rights are included in the consolidated statement of comprehensive income.

The majority of the land in Hong Kong is owned by the government of Hong Kong, which leases the land at public auction to non-governmental entities. All of the Company’s leasehold lands in Hong Kong have leases of not more than 50 years from the respective balance sheet dates. The cost of such leasehold land is amortized on a straight-line basis over the respective terms of the leases.

All land in other regions of the PRC is owned by the PRC government. The government in the PRC, according to PRC law, may sell the right to use the land for a specified period of time. Thus, all of the Company’s land purchases in the PRC are considered to be leasehold land and are classified as land use rights in the consolidated balance sheet. They are amortized on a straight-line basis over the respective term of the right to use the land.

The Company computed depreciation expenses using the straight-line method over the following estimated useful lives:

Classification	Years
Land use right	50 years
Buildings	20 years – 50 years
Machinery and equipment	4 years
Leasehold improvements	shorter of lease term or 4 years
Furniture and fixtures	4 years
Motor vehicle	4 years

Impairment or disposal of long-lived assets
(g)	Impairment or disposal of long-lived assets

Long-lived assets other than goodwill are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with FASB ASC 360 “Property, Plant and Equipment”, the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company recognizes an impairment loss to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analyses are based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

Long-lived assets to be disposed of are stated at the lower of fair value and carrying value. Expected future operating losses from discontinued operations are recorded in the periods in which the losses are incurred.

In 2016, the Company assessed the impairment of its long-lived assets used in Shenzhen and Wuxi, by comparing external appraisals obtained from independent valuation firms with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets at December 31, 2016 were less than external appraisals obtained from independent valuation firms and no impairment loss was recognized to write down the long-lived assets in Shenzhen.

In 2016, no impairment loss was recognized to write down the long-lived assets to their fair values upon reclassification to assets held for sale.

However, in 2017, our management decided not to sell the long-lived assets in Wuxi that previously were classified as assets held for sale, thus the assets should be reclassified as property, plant, and equipment. According to FASB ASC 360-10-35-44 “a long-lived asset that is reclassified shall be measured individually at the lower of the following: a. Its carrying amount before the asset (disposal group) was classified as held for sale, adjusted for any depreciation (amortization) expense that would have been recognized had the asset (disposal group) been continuously classified as held and used, b. Its fair value at the date of the subsequent decision not to sell.” Therefore, the assets in Wuxi were reclassified to the account of property, plant, and equipment and recorded at the amount of $20,164.

In 2017, the Company assessed the impairment of its long-lived assets used in Shenzhen and Wuxi by comparing external appraisals obtained from independent valuation firms with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets at December 31, 2017 were less than external appraisals obtained from independent valuation firms.

In 2018, the Company assessed the impairment of its long-lived assets used in Wuxi by comparing the undiscounted cash flows with the carrying amounts of the assets. The results indicated the undiscounted cash flows exceeded the carrying amounts of the Company’s long-lived assets at December 31, 2018.

In 2018, the Company assessed the impairment of its long-lived assets used in Shenzhen by comparing external appraisals obtained from independent valuation firms with the carrying amounts of the assets. The results indicated the carrying amounts of the Company’s long-lived assets at December 31, 2018 were less than external appraisals obtained from independent valuation firms.

In 2017 and 2018, no additional impairment loss was recognized to write down the long-lived assets.

Accruals and provisions for loss contingencies
(h)	Accruals and provisions for loss contingencies

The Company makes provisions for all material loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provisions or accruals related to litigation, the Company makes provisions based on information from legal counsel and the best estimation of management. The Company assesses the potential liability for the significant legal proceedings in accordance with FASB ASC 450 “Contingencies”. FASB ASC 450 requires a liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency is settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency is settled for an amount that is less than the Company’s estimate, a future credit to income would result.

Revenue recognition
(i)	Revenue recognition

The Company generates revenue from real-estate derived from its buildings held through its subsidiaries in Shenzhen.

For lease income

Operation income includes minimum rents which are recognized on an accrual basis over the terms of the related leases on a straight-line basis. Lease revenue recognition commences when the lessee is given possession of the leased space and there are no contingencies offsetting the lessee’s obligation to pay rent.

Staff retirement plan costs
(j)	Staff retirement plan costs
The Company’s costs related to the staff retirement plans (see Note 11) are charged to the consolidated statement of comprehensive income as incurred.
Advertising and promotion costs

(k)    Advertising and promotion costs

Advertising and promotion costs are expensed as incurred, or the first time the activity takes place, in accordance with ASC 720-35, Advertising Costs. For the year ended December 31, 2018, the Company recorded advertising and promotion expenses of $331 (2017: nil).

Income taxes
(l)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance with FASB ASC 740 “Income Taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as non-current based upon the classification of the related asset or liability in the consolidated financial statements or the expected date of reversal of the temporary differences. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of comprehensive income.

Foreign currency transactions and translations
(m)	Foreign currency transactions and translations

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of comprehensive income.

The functional currencies of the Company and its subsidiaries include the Renminbi, U.S. dollar and the Hong Kong dollar. Effective from April 1, 2015, the Company’s subsidiaries in China changed their functional currency from the U.S. dollar to Renminbi. This change was made upon the progress of the property development projects in China causing the Company’s subsidiaries primary operating activities to be in Renminbi and making the Renminbi the currency of the economic environment in which the entities primarily generate and expend cash.

The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”.

The financial statements and other financial data of the Company included in this annual report are presented in U.S. dollars. The business and operations of the Company are primarily conducted in China through its PRC subsidiaries. The functional currency of its PRC subsidiaries is Renminbi. The financial statements of its PRC subsidiaries are translated into U.S. dollars, using published exchange rates from banks in China, based on (i) year-end exchange rates or the rates of exchange ruling at the balance sheet date for assets and liabilities and (ii) average yearly exchange rates for income and expense items. Capital accounts are translated at historical exchange rates when the transactions occurred. The effects of foreign currency translation adjustments are included as a component of accumulated other comprehensive income (loss) in shareholders’ equity. The Company makes no representation that any Renminbi or U.S. dollar amounts could have been, or could be, converted into U.S. dollar or Renminbi, as the case may be, at any particular rate or at all.

Earnings per share
(n)	Earnings per share

Basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year.

Diluted earnings per share gives effect to all dilutive potential common shares outstanding during the year. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Stock options
(o)	Stock options

The Company has three stock-based employee compensation plans, as more fully described in Note 9(b). The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee is required to provide service, the requisite service period (usually the vesting period), in exchange for the award. The grant-date fair value of employee share options and similar instruments are estimated using option-pricing models. If the award is modified after the grant date, incremental compensation cost is recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.

Use of estimates
(p)	Use of estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include provision for bad debts, valuation allowance for deferred income tax assets, share-based compensation, useful lives of property, plant and equipment and intangible assets, and recovery of the carrying amounts of long-lived assets and intangible assets.

In accordance with its policy, the Company reviews the estimated useful lives of its fixed assets on an ongoing basis. This review indicated that the actual lives of certain building at Wuxi factory were longer than the estimated useful lives used for depreciation purposes in the Company’s financial statements. As a result, effective from February 1, 2019, the Company changed its estimates of the useful lives of its building to better reflect the estimated periods during which these assets will remain in service. The estimated useful lives of the building that previously averaged 20 years were increased to an average of 47 years. The effect of this change in estimate is to reduce 2019 depreciation expense by $677.

Comprehensive (loss) income
(q)	Comprehensive (loss) income

Accumulated other comprehensive (loss) income represents principally foreign currency translation adjustments and is included in the consolidated statement of changes in shareholders’ equity.

Fair value measurements
(r)	Fair value measurements

The Company follows FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its financial assets and liabilities.

Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurement:

Level 1 — Quoted prices in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 — Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Inputs that are generally unobservable and typically reflect management’s estimate of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts of cash and cash equivalents, short term investment, prepaid expenses and other receivables,  accrued expenses and other payables, accounts payable, and dividend payable approximate their fair values due to the short term nature of these instruments.

As of December 31, 2016, 2017 and 2018, the Company did not have any non-financial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements, at least annually, on a recurring basis.

Leases
(s)	Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

When the Company is the lessor, minimum contractual rental from leases is recognized on a straight-line basis over the noncancelable term of the lease. With respect to a particular lease, actual amounts billed in accordance with the lease during any given period may be higher or lower than the amount of rental revenue recognized for the period. Straight-line rental revenue commences when the customer assumes control of the leased premises. Accrued straight-line rents receivable represents the amount by which straight-line rental revenue exceeds rents currently billed in accordance with lease agreements. If later, the billing amount exceeds the straight-line rental revenue, the variance will be credited to accrued straight-line rents receivable. Contingent rental revenue is accrued when the contingency is removed.

Concentration of risk
(t)	Concentration of risk

The Company’s potential significant concentration of credit risk primarily consists of cash and cash equivalents, short term investments and long term investments which are held by financial institutions in the PRC and international financial institutions outside of the PRC. As of December 31, 2018, the Company has $62,919 in cash and cash equivalents which are held by financial institutions in the PRC and international financial institutions outside of the PRC. PRC state-owned banks are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents and short term investments held at the PRC state-owned banks. Based on the order of the State Council of the PRC (No.660): Deposit Insurance Regulation effective on May 1, 2015, the maximum amount of coverage is $76 (RMB 0.5 million) for deposits and foreign currency deposits in the same financial institutions. In the event of bankruptcy of one of the financial institutions in which the Company has deposits, deposits in excess of $76 (RMB 0.5 million) shall be compensated from liquidation of the financial institution. As of December 31, 2018, total of $503 was covered by the Deposit Insurance Regulation. The great majority of the Company’s cash is held as structured deposit or time deposits in financial institutions in the PRC and international financial institutions outside of the PRC.

Overall, the real estate market in China has shown signs of a continuous slow-down. The Company’s results of operations are affected by a wide variety of macro factors, including changing economic, political, industry, business and financial conditions and micro factors, including lack of experience handling the real estate development projects, the process of applying for the redevelopment of Gushu land with the government bodies, the demand for the Company’s real estate properties, and other risks associated with an enterprise operating mainly in the PRC.

Accordingly, the Company’s business, financial condition and results of operations are primarily influenced by the political, economic, legal environments and foreign currency exchange in the PRC and by the general state of the PRC economy and may be adversely affected by changes in social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation. As a result, the Company may experience significant fluctuations in future operating results due to the factors mentioned above. These fluctuations may result in volatility in the share price of the Company.

All the Company’s land development related applications are subject to government policies and regulations in the real estate market. However, the Company cannot provide assurance that it will obtain all the necessary approvals in accordance with its timetable. Furthermore, as this is the Company’s first venture into land development projects after the cessation of the LCM business, the Company may encounter industry-specific difficulties that result in losses as it progresses with its development projects in Shenzhen.

The Company currently derives a majority of its income from rental and interest income. Any future reductions in the official cash deposit interest rates in China and Hong Kong could adversely impact its income and the total cash on hand will gradually decrease as more funds are being used for land development related expenditures for the land in Gushu and Guangming, Shenzhen.

Certain transactions of the Company are denominated in Renminbi, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the Peoples Bank of China (“PBOC”) or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Recent changes in accounting standards
(u)	Recent changes in accounting standards

In February 2018, the FASB issued ASU No.2018-02, Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. This Update allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act and eliminates the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. The underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not affected. For all entities, this Update is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. This Update should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The adoption of ASU 2018-02 is not expected to have a material impact on the Company’s consolidated financial statements in 2019.

In June 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting. As a result of the Update, the accounting for share-based compensation for employees and non-employees is substantially aligned. For public business entities, this Update is for fiscal years beginning after December 15, 2018, including interim periods within that fiscal year. The adoption of ASU 2018-07 is not expected to have a material impact on the Company’s consolidated financial statements in 2019.

In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases: To clarify how to apply certain aspects of the new leases standard. The clarification address the rate implicit in the lease, impairment of the net investment in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase options, variable payments that depend on an index or rate and certain transition adjustments, among other things. the amendments have the same effective date as the new leases standard. For entities that have early adopted ASC 842, the amendments are effective immediately. The adoption of ASU 2018-10 is not expected to have a material impact on the Company’s consolidated financial statements in 2019.

In February 2016, the FASB issued ASU 2016-02, Lease (Subtopic 842): This Update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. For public business entities, this Update is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements. This Update requires an entity initially applies the new leases standard at the adoption date and recognizes a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption consistent with preparers’ requests. This Update provide lessors with a practical expedient, by class of underlying asset, to not separate nonlease components from the associated lease component and, instead, to account for those components as a single component if the nonlease components otherwise would be accounted for under the new revenue guidance (Topic 606) and both of the following are met: 1. The timing and pattern of transfer of the nonlease component(s) and associated lease component are the same. 2. The lease component, if accounted for separately, would be classified as an operating lease. If the nonlease component or components associated with the lease component are the predominant component of the combined component, an entity is required to account for the combined component in accordance with Topic 606. This Update related to separating components of a contract affect the amendments in Update 2016-02, which are not yet effective but can be early adopted. The adoption of and ASU 2016-02 and ASU 2018-11 is not expected to have a material impact on the Company’s consolidated financial statements in 2019.

In August 2018, the FASB issued ASU No.2018-13, Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirement for Fair Value Measurement. This Update modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. This Update removes the following disclosure requirements: 1. The amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy; 2. The policy for timing of transfers between levels; 3. The valuation processes for Level 3 fair value measurements. It also adds the following disclosure: 1. The changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period. 2. The range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. Also, the following disclosure requirements were modified in Topic 820: 1. For investments in certain entities that calculate net asset value, an entity is required to disclose the timing of liquidation of an investee’s assets and the date when restrictions from redemption might lapse only if the investee has communicated the timing to the entity or announced the timing publicly. 2. To clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date. This Update applies to all entities that are required, under existing GAAP, to make disclosures about recurring or nonrecurring fair value measurements. This Update is effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The adoption of ASU 2018-13 is not expected to have a material impact on the Company’s consolidated financial statements in 2019.

In August 2018, the FASB issued ASU No. 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to the Disclosure Requirements for Defined Benefit Plans. This Update modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. This Update added the following disclosure requirements to Subtopic 715-20: 1. The weighted-average interest crediting rates for cash balance plans and other plans with promised interest crediting rates. 2. An explanation of the reasons for significant gains and losses related to changes in the benefit obligation for the period. And it clarifies the disclosure requirements in paragraph 715-20-50-3 for defined benefit pension plans should be disclosed: The projected benefit obligation (PBO) and fair value of plan assets for plans with PBOs in excess of plan assets 2. The accumulated benefit obligation (ABO) and fair value of plan assets for plans with ABOs in excess of plan assets. This Update applies to all employers that sponsor defined benefit pension or other postretirement plans. For public business entities, this Update is effective for fiscal years ending after December 15, 2020. Early adoption is permitted for all entities. An entity should apply the amendments in this Update on a retrospective basis to all periods presented. The adoption of ASU 2018-14 is not expected to have a material impact on the Company’s consolidated financial statements in 2019.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities. This Update states a private company (reporting entity) may elect not to apply VIE guidance to legal entities under common control (including common control leasing arrangements) if both the parent and the legal entity being evaluated for consolidation are not public business entities. This Update also states indirect interests held through related parties in common control arrangements should be considered on a proportional basis for determining whether fees paid to decision makers and service providers are variable interests. This is consistent with how indirect interests held through related parties under common control are considered for determining whether a reporting entity must consolidate a VIE. For public business entities, this Update is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. All entities are required to apply the amendments in this Update retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. Early adoption is permitted. The adoption of ASU 2018-17 is not expected to have a material impact on the Company’s consolidated financial statements in 2019.

In November 2018, the FASB issued ASU 2018-19, Codification Improvements to Topic 326: Financial Instruments—Credit Losses. Under this Update, for Operating Lease Receivables, clarifies that receivables arising from operating leases are not within the scope of Subtopic 326-20 (Financial Instruments—Credit Losses—Measured at Amortized Cost, includes financial assets measured at amortized cost basis, including net investments in leases arising from sales-type and direct financing leases.). Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842, Leases. The effective date and transition requirements for the amendments in this Update are the same as the effective dates and transition requirements in Update 2016-13, as amended by this Update.